Co-Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	$ 73,573	$ 68,765
Total co-investments	$ 73,573	$ 68,765